Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	ATM offering	Consideration for services	Share capital	Share capital ATM offering	Share capital Consideration for services	Reserves	Accumulated deficit	Accumulated other comprehensive loss
Balance at Jun. 30, 2023	$ 120,246			$ 211,626			$ 27,338	$ (114,139)	$ (4,579)
Balance (in shares) at Jun. 30, 2023				172,752,197
Share-based compensation	7,937						7,937
Shares issued under ATM and consideration for services		$ 15,817			$ 15,817
Shares issued under ATM and consideration for services (in shares)		10,613,059			10,613,059
Share issuance costs	(1,226)			$ (1,226)
Options exercised	581			$ 1,075			(494)
Options exercised (in shares)				550,000
Net income (loss)	105,801							105,801
Currency translation differences of foreign operations	(775)								(775)
Balance at Jun. 30, 2024	248,381			$ 227,292			34,781	(8,338)	(5,354)
Balance (in shares) at Jun. 30, 2024				183,915,256
Share-based compensation	2,091						2,091
Shares issued under ATM and consideration for services		$ 6,595	$ 800		$ 6,595	$ 800
Shares issued under ATM and consideration for services (in shares)		3,551,390			3,551,390	666,667
Share issuance costs	(203)			$ (203)
Vesting of DSUs				$ 413			(413)
Vesting of DSUs, (in shares)				189,370
Options exercised	466			$ 885			(419)
Options exercised (in shares)				450,000
Net income (loss)	(29,511)							(29,511)
Currency translation differences of foreign operations	(562)								(562)
Balance at Dec. 31, 2024	$ 228,057			$ 235,782			$ 36,040	$ (37,849)	$ (5,916)
Balance (in shares) at Dec. 31, 2024				188,772,683